INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of investments

As at and for the year ended December 31, 2021:

	Balance at					Balance at
	December			Fair Value	Debenture	December
	31, 2020	Additions	Disposals	Adjustments	Conversion	31, 2021
Short-term investments:
Common shares(1)	$18,190	$372	$(11,196)	$(4,688)	$—	$2,678
Warrants(2)	48	21	—	(58)	—	11
Total short-term investments	$18,238	$393	$(11,196)	$(4,746)	$—	$2,689

Non-current investment:
Convertible debenture(2)	$1,000	$—	$—	$2,410	$(3,410)	$—
Total investments	$19,238	$393	$(11,196)	$(2,336)	$(3,410)	$2,689
(1)	Fair value adjustments recorded within Other comprehensive income.
(2)	Fair value adjustments recorded within Net income.

As part of a financing conducted by a company Maverix had an investment in, Maverix agreed to exercise 19.5 million share purchase warrants at CAD$0.40 per common share and sell the underlying common shares received for CAD$0.50 per common share for total proceeds of $7.7 million (CAD$9.8 million) which closed in February 2021 (the “Financing”).

As at and for the year ended December 31, 2020:

	Balance at			Exercise		Balance at
	December			and	Fair Value	December
	31, 2019	Additions	Disposals	Transfers	Adjustments	31, 2020

Short-term investments:
Common shares(1)	$—	$8,205	$(501)	$7,020	$3,466	$18,190
Warrants(2)	—	8	—	(1,851)	1,891	48
Total short-term investments	$—	$8,213	$(501)	$5,169	$5,357	$18,238
Non-current investments
Common shares(1)	$7,006	$1,519	$(1,505)	$(7,020)	$—	$—
Convertible debenture(2)	—	1,000	—	—	—	1,000
Warrants(2)	142	—	—	(142)	—	—
Total non-current investments	$7,148	$2,519	$(1,505)	$(7,162)	$—	$1,000
Total investments	$7,148	$10,732	$(2,006)	$(1,993)	$5,357	$19,238
(1)	Fair value adjustments recorded within Other comprehensive income.
(2)	Fair value adjustments recorded within Net income.